SUBSIDIARY PUBLIC ISSUERS - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of information about consolidated structured entities [line items]
Current assets	$ 4,071	$ 4,421
Non-current assets	106,268	102,942
Assets held for sale	965	588
Current liabilities	18,656	17,824
Non-current liabilities	50,415	48,208
Liabilities associated with assets held for sale	4	396
Equity attributable to interests of others in operating subsidiaries and properties	15,991	15,687
Equity attributable to unitholders	25,539	25,137
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	12,888	12,628
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	12,189	11,929
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Current assets	576	545
Non-current assets	30,917	30,137
Assets held for sale	0	0
Current liabilities	3,646	3,595
Non-current liabilities	4,656	4,542
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	23,191	22,545
BPO
Disclosure of information about consolidated structured entities [line items]
Current assets	124	171
Non-current assets	24,068	23,542
Assets held for sale	0	0
Current liabilities	1,153	678
Non-current liabilities	4,286	5,270
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	2,839	2,686
Equity attributable to unitholders	15,914	15,079
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	0	0
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	0	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Current assets	1,486	1,457
Non-current assets	450	438
Assets held for sale	0	0
Current liabilities	353	336
Non-current liabilities	1,614	1,571
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	(31)	(12)
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Current assets	9,332	8,780
Non-current assets	38,446	38,142
Assets held for sale	0	0
Current liabilities	8,969	7,587
Non-current liabilities	12,571	13,499
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	26,238	25,836
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Current assets	189	196
Non-current assets	2,210	2,227
Assets held for sale	0	0
Current liabilities	1,618	1,356
Non-current liabilities	51	531
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	730	536
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Current assets	(7,636)	(6,728)
Non-current assets	(2,711)	(4,172)
Assets held for sale	965	588
Current liabilities	2,917	4,272
Non-current liabilities	27,237	22,795
Liabilities associated with assets held for sale	4	396
Equity attributable to interests of others in operating subsidiaries and properties	13,152	13,001
Equity attributable to unitholders	(52,692)	(50,776)
Preference shares
Disclosure of information about consolidated structured entities [line items]
Preferred equity	699	699
Preference shares | Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	699	699
Preference shares | BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | BPO
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Holding Entities
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Preferred equity	$ 0	$ 0